John Hancock
Managed Account Shares
Quarterly portfolio holdings 2/29/2024

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 81.7%				$814,833
(Cost $835,324)
U.S. Government 27.9%				278,091
U.S. Treasury
Bond	2.375	02-15-42	107,000	78,628
Bond	2.875	05-15-49	121,000	91,490
Bond	4.125	08-15-53	19,000	18,190
Note	3.375	05-15-33	8,000	7,463
Note	4.500	07-15-26	67,000	66,953
Note	4.875	10-31-28	15,000	15,367
U.S. Government Agency 53.8%				536,742
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	272,966	243,486

30 Yr Pass Thru (A)	4.500	02-01-53	306,517	293,256
Corporate bonds 18.9%				$188,641
(Cost $191,714)
Financials 10.2%				101,923
Banks 7.1%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	23,000	22,419
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	19,000	18,431
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	35,000	30,041
Capital markets 3.1%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	37,000	31,032
Health care 1.6%				15,554
Biotechnology 1.6%
AbbVie, Inc.	3.200	11-21-29	17,000	15,554
Information technology 1.9%				19,511
Software 1.9%
Oracle Corp.	2.950	04-01-30	22,000	19,511
Utilities 5.2%				51,653
Electric utilities 2.0%
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	24,000	20,183
Multi-utilities 3.2%
Dominion Energy, Inc.	3.375	04-01-30	35,000	31,470

	Yield (%)	Shares	Value
Short-term investments 2.2%			$22,222
(Cost $22,222)
Short-term funds 2.2%			22,222
John Hancock Collateral Trust (B)	5.2759(C)	2,222	22,222

Total investments (Cost $1,049,260) 102.8%	$1,025,696
Other assets and liabilities, net (2.8%)	(27,843)
Total net assets 100.0%	$997,853

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 2-29-24.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.3%				$199,816,045
(Cost $199,139,458)
Communication services 6.1%				12,345,432
Entertainment 1.8%
Netflix, Inc. (A)	4.875	06-15-30	989,000	981,179
WarnerMedia Holdings, Inc.	4.279	03-15-32	556,000	490,496
WarnerMedia Holdings, Inc.	5.050	03-15-42	445,000	374,208
WarnerMedia Holdings, Inc.	5.141	03-15-52	2,256,000	1,833,216
Media 2.0%
Charter Communications Operating LLC	4.200	03-15-28	1,150,000	1,077,969
Charter Communications Operating LLC	5.750	04-01-48	2,142,000	1,783,149
Charter Communications Operating LLC	6.384	10-23-35	1,212,000	1,173,302
Wireless telecommunication services 2.3%
T-Mobile USA, Inc.	3.375	04-15-29	1,049,000	961,747
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,670,166
Consumer discretionary 8.5%				17,263,035
Automobiles 6.2%
Ford Motor Company	3.250	02-12-32	2,055,000	1,685,217
Ford Motor Company	6.100	08-19-32	595,000	593,957
Ford Motor Credit Company LLC	4.000	11-13-30	1,563,000	1,381,931
Ford Motor Credit Company LLC	6.800	05-12-28	1,279,000	1,319,874
Ford Motor Credit Company LLC	7.122	11-07-33	702,000	748,258
General Motors Financial Company, Inc.	2.400	10-15-28	2,100,000	1,846,329
Hyundai Capital America (A)	2.375	10-15-27	411,000	371,987
Hyundai Capital America (A)	5.400	01-08-31	1,810,000	1,811,905
Hyundai Capital America (A)	5.680	06-26-28	1,087,000	1,101,969
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	1,200,000	1,080,209
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	750,000	691,368
Distributors 0.1%
LKQ Corp.	5.750	06-15-28	190,000	192,004
Hotels, restaurants and leisure 1.0%
Expedia Group, Inc.	3.800	02-15-28	2,221,000	2,100,571
Specialty retail 0.3%
AutoNation, Inc.	4.750	06-01-30	577,000	548,806
Textiles, apparel and luxury goods 0.9%
Tapestry, Inc.	7.700	11-27-30	835,000	885,392
Tapestry, Inc.	7.850	11-27-33	835,000	903,258
Consumer staples 3.1%				6,343,022
Food products 3.1%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	792,723
JBS USA LUX SA	3.625	01-15-32	1,098,000	923,237
JBS USA LUX SA	5.750	04-01-33	1,595,000	1,546,860
Kraft Heinz Foods Company	4.375	06-01-46	2,418,000	2,003,264
Kraft Heinz Foods Company	5.000	06-04-42	404,000	373,488
Pilgrim’s Pride Corp.	6.250	07-01-33	696,000	703,450
Energy 18.2%				37,111,525
Oil, gas and consumable fuels 18.2%
Aker BP ASA (A)	3.100	07-15-31	262,000	221,288
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Aker BP ASA (A)	4.000	01-15-31	1,951,000	$1,762,670
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,332,698
Cheniere Energy Partners LP	4.500	10-01-29	315,000	295,049
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	772,000	757,132
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	252,614
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	385,000	395,319
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,087,567
Continental Resources, Inc.	4.900	06-01-44	283,000	229,563
Continental Resources, Inc. (A)	5.750	01-15-31	649,000	636,205
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,742,131
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,690,297
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	927,698
Energy Transfer LP	4.200	04-15-27	655,000	635,384
Energy Transfer LP	5.150	03-15-45	483,000	430,905
Energy Transfer LP	5.250	04-15-29	2,090,000	2,081,936
Energy Transfer LP	5.400	10-01-47	1,621,000	1,470,258
Energy Transfer LP	5.500	06-01-27	370,000	371,268
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,010,151
Kinder Morgan Energy Partners LP	7.750	03-15-32	275,000	307,075
MPLX LP	4.250	12-01-27	658,000	636,822
MPLX LP	4.950	09-01-32	663,000	635,006
MPLX LP	5.000	03-01-33	425,000	406,517
Occidental Petroleum Corp.	6.450	09-15-36	1,117,000	1,176,045
Occidental Petroleum Corp.	6.625	09-01-30	244,000	256,786
ONEOK, Inc.	5.650	11-01-28	319,000	324,524
ONEOK, Inc.	6.050	09-01-33	1,890,000	1,947,830
ONEOK, Inc.	6.625	09-01-53	761,000	817,792
Ovintiv, Inc.	5.650	05-15-28	198,000	199,763
Ovintiv, Inc.	6.250	07-15-33	198,000	203,582
Ovintiv, Inc.	7.200	11-01-31	27,000	29,156
Sabine Pass Liquefaction LLC	4.200	03-15-28	436,000	420,595
Sabine Pass Liquefaction LLC	4.500	05-15-30	1,369,000	1,310,014
Sabine Pass Liquefaction LLC	5.000	03-15-27	521,000	517,121
Targa Resources Corp.	4.950	04-15-52	610,000	521,884
Targa Resources Corp.	6.150	03-01-29	1,470,000	1,515,108
Targa Resources Partners LP	4.000	01-15-32	664,000	592,524
The Williams Companies, Inc.	4.650	08-15-32	125,000	118,917
Var Energi ASA (A)	7.500	01-15-28	200,000	210,607
Var Energi ASA (A)	8.000	11-15-32	2,138,000	2,376,344
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,143,563
Western Midstream Operating LP	6.150	04-01-33	112,000	113,817
Financials 19.7%				39,961,498
Banks 7.7%
Banco Santander SA	4.379	04-12-28	250,000	240,300
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	221,000	192,936
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (B)	6.300	03-10-26	59,000	59,127
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	921,850
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	285,000	302,811
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	819,000	$815,524
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	108,000	88,919
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	696,000	688,891
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	381,000	383,856
Citizens Financial Group, Inc.	3.250	04-30-30	129,000	111,611
Credit Agricole SA (A)	3.250	01-14-30	409,000	358,768
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	961,000	990,429
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	673,000	690,606
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	478,000	486,059
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	556,000	541,261
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	230,000	225,626
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	164,000	148,307
Santander Holdings USA, Inc.	3.244	10-05-26	458,000	428,965
Santander Holdings USA, Inc.	3.450	06-02-25	315,000	305,412
Santander Holdings USA, Inc.	4.400	07-13-27	255,000	244,469
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	320,000	313,718
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	1,711,000	1,448,008
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	357,708
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(C)	8.679	06-01-24	47,000	47,168
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	823,000	813,999
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	545,000	539,566
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	1,000,000	999,898
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	602,000	637,141
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	661,265
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,110,735
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	554,000	553,651
Capital markets 8.1%
Ares Capital Corp.	2.150	07-15-26	2,010,000	1,825,883
Ares Capital Corp.	2.875	06-15-28	674,000	590,288
Ares Capital Corp.	3.250	07-15-25	236,000	226,682
Ares Capital Corp.	5.875	03-01-29	715,000	698,777
Blackstone Private Credit Fund	2.700	01-15-25	198,000	192,288
Blackstone Private Credit Fund	3.250	03-15-27	35,000	32,010
Blackstone Private Credit Fund	4.000	01-15-29	1,158,000	1,053,286
Blackstone Private Credit Fund (A)	7.300	11-27-28	1,094,000	1,129,082
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,637,876
Deutsche Bank AG (2.552% to 1-7-27, then Overnight SOFR + 1.318%)	2.552	01-07-28	297,000	270,811
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	694,941
Jefferies Financial Group, Inc.	5.875	07-21-28	577,000	588,325
Lazard Group LLC	4.375	03-11-29	792,000	754,115
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	200,859
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	195,168
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	1,000,000	1,012,634
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	1,600,000	1,651,976
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	212,000	174,852
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	880,076
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	$578,919
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(B)	9.250	11-13-28	503,000	537,003
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	375,000	414,325
Consumer finance 0.9%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	543,000	557,881
Discover Financial Services	4.100	02-09-27	280,000	268,546
Trust Fibra Uno (A)	7.375	02-13-34	1,043,000	1,046,129
Financial services 0.7%
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	297,000	296,519
National Rural Utilities Cooperative Finance Corp.	4.850	02-07-29	1,118,000	1,107,752
Insurance 2.3%
Athene Holding, Ltd.	3.500	01-15-31	2,154,000	1,872,207
CNA Financial Corp.	2.050	08-15-30	208,000	171,811
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,265,266
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	575,000	583,683
SBL Holdings, Inc. (A)	5.000	02-18-31	120,000	99,082
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	783,000	643,862
Health care 8.8%				17,821,095
Biotechnology 2.0%
Amgen, Inc.	5.250	03-02-30	2,362,000	2,379,553
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,094,000	1,693,900
Health care equipment and supplies 0.5%
Solventum Corp. (A)	5.400	03-01-29	934,000	932,550
Health care providers and services 3.2%
Cencora, Inc.	2.800	05-15-30	418,000	366,893
Centene Corp.	4.625	12-15-29	1,690,000	1,599,670
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	942,000	731,808
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,968,000	1,748,558
HCA, Inc.	5.450	04-01-31	835,000	831,052
Universal Health Services, Inc.	1.650	09-01-26	345,000	313,668
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	925,878
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	4.977	08-10-30	407,000	407,288
Pharmaceuticals 2.9%
IQVIA, Inc.	6.250	02-01-29	536,000	551,475
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	667,000	649,533
Royalty Pharma PLC	1.750	09-02-27	849,000	756,006
Viatris, Inc.	2.700	06-22-30	1,767,000	1,488,266
Viatris, Inc.	4.000	06-22-50	3,582,000	2,444,997
Industrials 15.2%				30,858,238
Aerospace and defense 1.0%
DAE Funding LLC (A)	3.375	03-20-28	686,000	628,410
Huntington Ingalls Industries, Inc.	4.200	05-01-30	464,000	436,732
Lockheed Martin Corp.	5.250	01-15-33	1,000,000	1,020,672
Building products 0.9%
Owens Corning	3.875	06-01-30	450,000	414,548
Owens Corning	3.950	08-15-29	1,423,000	1,341,886
Electrical equipment 0.9%
Regal Rexnord Corp. (A)	6.050	02-15-26	1,395,000	1,400,776
Regal Rexnord Corp. (A)	6.400	04-15-33	495,000	508,189
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.1%
Ingersoll Rand, Inc.	5.400	08-14-28	149,000	$150,201
Passenger airlines 7.5%
Air Canada 2017-1 Class B Pass Through Trust (A)	3.700	07-15-27	134,799	127,941
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	324,999	330,030
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	465,826	441,606
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,174,296	1,092,307
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	408,400	381,624
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	933,463	867,560
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	35,116	31,464
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	16,443	14,180
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	1,523,715	1,350,710
American Airlines 2021-1 Class A Pass Through Trust	2.875	01-11-36	741,170	630,045
American Airlines 2021-1 Class B Pass Through Trust	3.950	01-11-32	130,615	119,677
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	03-20-33	81,318	74,564
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	05-15-34	272,487	253,219
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	155,864	162,201
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,377,000	2,323,544
JetBlue 2019-1 Class AA Pass Through Trust	2.750	11-15-33	735,396	622,542
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	962,802	930,232
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	411,954	373,263
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	251,649	230,503
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,046,683	2,066,323
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	629,392	620,248
United Airlines 2023-1 Class A Pass Through Trust	5.800	07-15-37	2,213,000	2,243,335
Professional services 0.4%
Concentrix Corp.	6.600	08-02-28	743,000	747,216
Trading companies and distributors 4.4%
AerCap Ireland Capital DAC	2.450	10-29-26	3,629,000	3,347,348
AerCap Ireland Capital DAC	3.000	10-29-28	1,466,000	1,317,298
AerCap Ireland Capital DAC	5.100	01-19-29	1,075,000	1,056,673
Air Lease Corp.	2.100	09-01-28	207,000	179,587
Air Lease Corp.	3.625	12-01-27	380,000	357,051
Ashtead Capital, Inc. (A)	4.250	11-01-29	469,000	432,691
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,140,000	1,114,458
Ashtead Capital, Inc. (A)	5.550	05-30-33	200,000	195,624
Ashtead Capital, Inc. (A)	5.950	10-15-33	525,000	527,723
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	449,000	394,037
Information technology 7.2%				14,690,908
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	144,242
Motorola Solutions, Inc.	2.750	05-24-31	184,000	153,634
IT services 1.0%
Gartner, Inc. (A)	4.500	07-01-28	1,800,000	1,703,851
Kyndryl Holdings, Inc.	6.350	02-20-34	156,000	157,459
VeriSign, Inc.	2.700	06-15-31	200,000	166,274
Semiconductors and semiconductor equipment 5.8%
Broadcom, Inc. (A)	3.419	04-15-33	596,000	509,039
Broadcom, Inc.	4.750	04-15-29	1,723,000	1,690,303
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,670,000	2,656,467
Marvell Technology, Inc.	5.950	09-15-33	1,400,000	1,446,048
Micron Technology, Inc.	2.703	04-15-32	499,000	409,600
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	4.185	02-15-27	1,213,000	$1,179,177
Micron Technology, Inc.	5.300	01-15-31	665,000	658,183
Micron Technology, Inc.	5.327	02-06-29	1,025,000	1,026,244
Micron Technology, Inc.	6.750	11-01-29	1,778,000	1,887,244
NXP BV	3.875	06-18-26	296,000	286,604
Qorvo, Inc. (A)	3.375	04-01-31	141,000	118,790
Software 0.2%
Oracle Corp.	2.950	04-01-30	151,000	133,913
VMware LLC	4.700	05-15-30	225,000	216,491
Technology hardware, storage and peripherals 0.1%
Dell International LLC	5.300	10-01-29	147,000	147,345
Materials 1.6%				3,261,138
Chemicals 0.3%
OCI NV (A)	6.700	03-16-33	595,000	589,743
Metals and mining 1.3%
Anglo American Capital PLC (A)	4.750	04-10-27	229,000	224,076
Freeport-McMoRan, Inc.	4.250	03-01-30	1,129,000	1,054,867
Freeport-McMoRan, Inc.	5.450	03-15-43	1,276,000	1,188,142
Newmont Corp.	2.800	10-01-29	230,000	204,310
Real estate 4.0%				8,198,548
Industrial REITs 1.1%
Prologis LP	5.125	01-15-34	2,170,000	2,147,908
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	773,000	653,581
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	297,000	285,315
Specialized REITs 2.5%
American Tower Corp.	3.800	08-15-29	247,000	228,579
American Tower Trust I (A)	5.490	03-15-28	560,000	565,031
GLP Capital LP	3.250	01-15-32	332,000	275,423
GLP Capital LP	4.000	01-15-30	295,000	265,487
GLP Capital LP	5.375	04-15-26	263,000	260,125
SBA Tower Trust (A)	6.599	01-15-28	328,000	336,249
VICI Properties LP (A)	4.125	08-15-30	565,000	506,792
VICI Properties LP (A)	4.625	12-01-29	2,622,000	2,441,344
VICI Properties LP	5.125	05-15-32	248,000	232,714
Utilities 5.9%				11,961,606
Electric utilities 4.2%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	269,932
Constellation Energy Generation LLC	6.500	10-01-53	471,000	516,923
Duke Energy Corp.	2.450	06-01-30	180,000	153,917
Eversource Energy	5.125	05-15-33	593,000	572,793
Georgia Power Company	4.950	05-17-33	324,000	317,222
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	918,000	771,985
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,095,000	1,092,163
NRG Energy, Inc. (A)	2.450	12-02-27	502,000	448,360
NRG Energy, Inc. (A)	4.450	06-15-29	66,000	61,341
NRG Energy, Inc. (A)	7.000	03-15-33	443,000	461,227
The Southern Company	5.700	03-15-34	967,000	985,068
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (A)	3.700	01-30-27	165,000	$156,067
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,838,899
Vistra Operations Company LLC (A)	6.950	10-15-33	847,000	882,485
Multi-utilities 1.7%
National Grid PLC	5.809	06-12-33	1,545,000	1,561,080
NiSource, Inc.	1.700	02-15-31	180,000	142,965

San Diego Gas & Electric Company	4.950	08-15-28	1,158,000	1,157,728

Sempra	5.500	08-01-33	575,000	571,451
Municipal bonds 0.2%				$310,372
(Cost $437,588)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	25,025
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	81,961
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	85,202
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	22,671
Regents of the University of California Medical Center	3.006	05-15-50	140,000	95,513

	Yield (%)	Shares	Value
Short-term investments 0.1%			$200,909
(Cost $200,883)
Short-term funds 0.1%			200,909
John Hancock Collateral Trust (D)	5.2759(E)	20,090	200,909

Total investments (Cost $199,777,929) 98.6%	$200,327,326
Other assets and liabilities, net 1.4%	2,835,549
Total net assets 100.0%	$203,162,875

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,441,064 or 26.3% of the portfolio’s net assets as of 2-29-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-29-24.
The portfolio had the following country composition as a percentage of net assets on 2-29-24:
United States	85.6%
Ireland	3.0%
Canada	2.7%
Norway	2.3%
France	1.8%
United Kingdom	1.2%
Switzerland	1.2%
Other countries	2.2%
TOTAL	100.0%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.0%				$51,346,439
(Cost $51,107,018)
Communication services 10.5%				5,558,009
Diversified telecommunication services 4.3%
C&W Senior Financing DAC (A)	6.875	09-15-27	500,000	471,250
Connect Finco SARL (A)	6.750	10-01-26	571,000	560,252
GCI LLC (A)	4.750	10-15-28	519,000	465,683
Telesat Canada (A)	5.625	12-06-26	84,000	48,450
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	82,000
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	452,000	376,290
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	319,000	242,456
Entertainment 0.4%
WMG Acquisition Corp. (A)	3.875	07-15-30	216,000	190,620
Interactive media and services 0.6%
Match Group Holdings II LLC (A)	3.625	10-01-31	135,000	113,738
Match Group Holdings II LLC (A)	4.125	08-01-30	252,000	222,624
Media 3.5%
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	326,000	283,616
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	200,000	168,064
News Corp. (A)	3.875	05-15-29	466,000	421,177
Sirius XM Radio, Inc. (A)	4.000	07-15-28	318,000	286,491
Sirius XM Radio, Inc. (A)	5.000	08-01-27	747,000	711,613
Wireless telecommunication services 1.7%
Millicom International Cellular SA (A)	6.250	03-25-29	486,000	472,028
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	431,000	441,657
Consumer discretionary 17.2%				9,104,084
Automobile components 0.5%
Dealer Tire LLC (A)	8.000	02-01-28	281,000	279,627
Broadline retail 1.4%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	351,000	338,038
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	136,000	127,500
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	274,000	255,031
Diversified consumer services 0.7%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	200,000	197,606
Sotheby’s (A)	7.375	10-15-27	200,000	192,105
Hotels, restaurants and leisure 8.7%
Caesars Entertainment, Inc. (A)	6.500	02-15-32	237,000	238,773
CCM Merger, Inc. (A)	6.375	05-01-26	260,000	256,484
Full House Resorts, Inc. (A)	8.250	02-15-28	113,000	105,962
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	487,000	451,201
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32	441,000	440,999
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	279,000	266,018
MGM Resorts International	4.750	10-15-28	781,000	733,075
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	539,000	494,261
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	345,000	325,163
Resorts World Las Vegas LLC (A)	4.625	04-16-29	450,000	410,400
Resorts World Las Vegas LLC (A)	4.625	04-06-31	200,000	170,859
Resorts World Las Vegas LLC (A)	8.450	07-27-30	400,000	425,968
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	126,000	126,337
Travel + Leisure Company (A)	4.625	03-01-30	158,000	142,595
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 1.7%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	375,000	$335,535
Century Communities, Inc. (A)	3.875	08-15-29	270,000	238,260
KB Home	4.000	06-15-31	383,000	332,536
Specialty retail 4.2%
Amer Sports Company (A)	6.750	02-16-31	121,000	120,420
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	163,970
Asbury Automotive Group, Inc.	4.750	03-01-30	272,000	247,528
Group 1 Automotive, Inc. (A)	4.000	08-15-28	305,000	278,405
Lithia Motors, Inc. (A)	3.875	06-01-29	248,000	221,340
Lithia Motors, Inc. (A)	4.375	01-15-31	167,000	148,176
The Michaels Companies, Inc. (A)	5.250	05-01-28	460,000	357,143
The Michaels Companies, Inc. (A)	7.875	05-01-29	513,000	331,246
Valvoline, Inc. (A)	3.625	06-15-31	416,000	351,523
Consumer staples 2.9%				1,567,082
Food products 2.9%
Coruripe Netherlands BV (A)	10.000	02-10-27	200,000	182,250
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	81,000	83,524
MARB BondCo PLC (A)	3.950	01-29-31	920,000	746,255
NBM US Holdings, Inc. (A)	6.625	08-06-29	563,000	555,053
Energy 17.8%				9,413,635
Oil, gas and consumable fuels 17.8%
Antero Midstream Partners LP (A)	5.375	06-15-29	387,000	368,078
Antero Midstream Partners LP (A)	6.625	02-01-32	395,000	393,384
Antero Resources Corp. (A)	5.375	03-01-30	233,000	222,050
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	648,000	602,455
Ascent Resources Utica Holdings LLC (A)	8.250	12-31-28	72,000	73,107
Civitas Resources, Inc. (A)	8.625	11-01-30	323,000	345,636
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	130,000	116,423
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	219,000	186,779
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	1,025,000	993,480
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	825,000	795,193
EQM Midstream Partners LP (A)	6.375	04-01-29	175,000	175,502
EQM Midstream Partners LP (A)	7.500	06-01-27	135,000	138,119
EQM Midstream Partners LP (A)	7.500	06-01-30	40,000	42,514
Global Partners LP (A)	8.250	01-15-32	116,000	118,981
Hess Midstream Operations LP (A)	4.250	02-15-30	104,000	94,701
Hess Midstream Operations LP (A)	5.500	10-15-30	95,000	91,295
Leviathan Bond, Ltd. (A)	6.500	06-30-27	715,000	682,825
Leviathan Bond, Ltd. (A)	6.750	06-30-30	93,000	84,879
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	232,608	210,743
Parkland Corp. (A)	4.500	10-01-29	391,000	357,276
Parkland Corp. (A)	4.625	05-01-30	406,000	370,865
Petroleos Mexicanos	7.690	01-23-50	1,036,000	713,128
Petroleos Mexicanos	8.750	06-02-29	389,000	372,195
Southwestern Energy Company	4.750	02-01-32	172,000	156,234
Sunoco LP	4.500	04-30-30	492,000	447,662
Talos Production, Inc. (A)	9.000	02-01-29	53,000	54,169
Talos Production, Inc. (A)	9.375	02-01-31	67,000	69,205
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	152,000	136,421
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	372,000	326,489
Venture Global LNG, Inc. (A)	9.500	02-01-29	632,000	673,847
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Financials 9.9%				$5,222,109
Banks 6.8%
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	697,000	547,553
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	200,000	196,516
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (B)	4.700	01-30-25	631,000	606,179
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)	6.250	08-15-26	772,000	768,632
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	8.625	04-01-24	445,000	431,678
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	196,514
Popular, Inc.	7.250	03-13-28	510,000	517,105
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	400,000	322,688
Consumer finance 0.4%
OneMain Finance Corp.	9.000	01-15-29	204,000	214,249
Financial services 1.4%
Block, Inc.	3.500	06-01-31	180,000	153,553
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	111,000	99,079
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	275,000	259,611
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	245,000	240,877
Insurance 1.3%
AmWINS Group, Inc. (A)	6.375	02-15-29	220,000	220,144
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	510,000	447,731
Health care 3.6%				1,905,985
Biotechnology 0.6%
Star Parent, Inc. (A)	9.000	10-01-30	294,000	310,278
Health care equipment and supplies 0.6%
Varex Imaging Corp. (A)	7.875	10-15-27	333,000	336,663
Health care providers and services 2.4%
AdaptHealth LLC (A)	5.125	03-01-30	417,000	348,716
DaVita, Inc. (A)	3.750	02-15-31	389,000	319,205
DaVita, Inc. (A)	4.625	06-01-30	672,000	591,123
Industrials 17.4%				9,219,013
Aerospace and defense 1.6%
AAR Escrow Issuer LLC (A)	6.750	03-15-29	142,000	143,342
Embraer Netherlands Finance BV (A)	7.000	07-28-30	410,000	428,357
TransDigm, Inc.	5.500	11-15-27	277,000	267,463
Building products 2.4%
Builders FirstSource, Inc. (A)	4.250	02-01-32	542,000	476,215
Builders FirstSource, Inc. (A)	6.375	06-15-32	258,000	257,959
Builders FirstSource, Inc. (A)	6.375	03-01-34	508,000	506,815
Commercial services and supplies 2.3%
Albion Financing 1 SARL (A)	6.125	10-15-26	295,000	291,726
Allied Universal Holdco LLC (A)	6.000	06-01-29	200,000	165,596
APX Group, Inc. (A)	5.750	07-15-29	481,000	457,398
Prime Security Services Borrower LLC (A)	3.375	08-31-27	44,000	40,282
Prime Security Services Borrower LLC (A)	6.250	01-15-28	282,000	278,245
Construction and engineering 0.8%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	487,000	440,477
Electrical equipment 1.2%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30	648,000	650,268
Ground transportation 1.3%
Uber Technologies, Inc. (A)	4.500	08-15-29	722,000	676,029
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.4%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	202,000	$206,937
Passenger airlines 4.7%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	620,000	675,025
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	84,140	77,443
American Airlines, Inc. (A)	7.250	02-15-28	548,000	552,561
Delta Air Lines, Inc.	4.375	04-19-28	423,000	405,551
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	267,361	253,922
United Airlines, Inc. (A)	4.375	04-15-26	194,000	186,718
United Airlines, Inc. (A)	4.625	04-15-29	365,000	336,678
Professional services 0.6%
TriNet Group, Inc. (A)	3.500	03-01-29	364,000	322,300
Trading companies and distributors 2.1%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	230,000	206,853
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	564,000	538,196
United Rentals North America, Inc.	3.875	11-15-27	400,000	376,657
Information technology 0.4%				196,606
Software 0.4%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	221,000	196,606
Materials 10.9%				5,767,488
Chemicals 1.4%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	144,201
Braskem Netherlands Finance BV (A)	4.500	01-31-30	450,000	367,965
Sasol Financing USA LLC	5.500	03-18-31	299,000	248,925
Construction materials 3.0%
Cemex SAB de CV (A)	3.875	07-11-31	600,000	523,064
Cemex SAB de CV (A)	5.200	09-17-30	405,000	388,306
Standard Industries, Inc. (A)	3.375	01-15-31	116,000	96,117
Standard Industries, Inc. (A)	4.375	07-15-30	297,000	264,801
Standard Industries, Inc. (A)	5.000	02-15-27	102,000	98,205
Summit Materials LLC (A)	7.250	01-15-31	190,000	197,164
Containers and packaging 3.3%
Graphic Packaging International LLC (A)	3.500	03-01-29	459,000	409,202
Mauser Packaging Solutions Holding Company (A)	7.875	08-15-26	326,000	330,341
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	170,000	169,624
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	209,000	211,819
Pactiv Evergreen Group Issuer, Inc. (A)	4.000	10-15-27	669,000	623,174
Metals and mining 3.2%
Arsenal AIC Parent LLC (A)	8.000	10-01-30	202,000	211,595
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	552,000	524,955
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	276,955
Hudbay Minerals, Inc. (A)	4.500	04-01-26	87,000	83,837
Novelis Corp. (A)	4.750	01-30-30	654,000	597,238
Real estate 0.8%				442,030
Specialized REITs 0.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	216,000	193,112
Iron Mountain, Inc. (A)	5.250	07-15-30	266,000	248,918
Utilities 5.6%				2,950,398
Electric utilities 4.1%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	378,000	419,414
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	2.650	03-01-30	436,000	$372,707
FirstEnergy Corp.	3.400	03-01-50	189,000	126,277
NRG Energy, Inc. (A)	3.625	02-15-31	290,000	243,841
NRG Energy, Inc. (A)	3.875	02-15-32	707,000	590,598
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	381,000	404,191
Independent power and renewable electricity producers 1.3%
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	433,000	404,313
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	136,000	126,880
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	159,000	159,000
Water utilities 0.2%

Artera Services LLC (A)	8.500	02-15-31	101,000	103,177

Asset backed securities 0.0%				$32,923
(Cost $38,000)
Asset backed securities 0.0%				32,923
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	32,923

	Shares	Value
Common stocks 0.2%		$105,992
(Cost $315,465)
Energy 0.0%		8,314
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (D)	297	8,314
Utilities 0.2%		97,678
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	4,850	97,678

Preferred securities 0.7%		$365,110
(Cost $378,961)
Communication services 0.1%		70,110
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	3,800	70,110
Financials 0.6%		295,000
Banks 0.6%
Wells Fargo & Company, 7.500%	250	295,000

	Yield (%)	Shares	Value
Short-term investments 1.0%			$533,469
(Cost $533,454)
Short-term funds 1.0%			533,469
John Hancock Collateral Trust (E)	5.2759(F)	53,345	533,469

Total investments (Cost $52,372,898) 98.9%	$52,383,933
Other assets and liabilities, net 1.1%	559,792
Total net assets 100.0%	$52,943,725

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $40,385,750 or 76.3% of the portfolio’s net assets as of 2-29-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	The rate shown is the annualized seven-day yield as of 2-29-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 2-29-24:
United States	75.3%
Canada	5.2%
Mexico	4.2%
United Kingdom	3.7%
Luxembourg	2.5%
Netherlands	2.2%
Israel	2.0%
France	1.4%
Ireland	1.2%
Puerto Rico	1.0%
Other countries	1.3%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.9%				$20,371,000
(Cost $19,865,894)
Alaska 1.1%				231,936
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	231,936
Arizona 5.4%				1,112,261
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	324,649
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	249,695
Maricopa County Industrial Development Authority Arizona Autism Charter Schools, Series A (A)	4.000	07-01-51	350,000	269,664
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	300,000	268,253
Arkansas 1.4%				295,523
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	300,000	295,523
California 6.9%				1,431,410
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (A)	5.000	07-01-36	250,000	269,286
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	247,388
California Statewide Communities Development Authority Loma Linda University Medical Center	5.250	12-01-44	250,000	249,140
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	204,999
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	207,643
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	$139,589
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.210	06-01-66	1,000,000	113,365
Colorado 2.4%				498,939
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	240,950
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	257,989
Connecticut 1.5%				302,538
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	302,538
Delaware 1.1%				235,108
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	250,000	235,108
Florida 14.4%				2,960,832
Cabot Citrus Farms Community Development District (C)	5.250	03-01-29	200,000	200,000
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	241,224
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	211,821
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	300,000	259,136
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	206,812
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	228,976
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	262,552
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	268,672
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	222,587
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	240,843
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	237,139
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	217,048
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	164,022
Georgia 3.3%				682,097
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	70,000	69,736
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	145,000	154,316
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	250,000	207,537
Development Authority of Burke County Georgia Power Company Vogtle Project, First Series 1996	3.875	10-01-32	250,000	250,508
Illinois 6.1%				1,254,524
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	404,500
Chicago Board of Education Series H, GO	5.000	12-01-46	250,000	250,179
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	$100,950
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	265,425
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	233,470
Indiana 1.5%				301,616
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	185,000	140,020
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	150,000	161,596
Iowa 1.0%				197,575
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	200,000	197,575
Kansas 2.2%				457,735
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	225,000	216,507
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	255,000	241,228
Kentucky 1.2%				243,676
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	243,676
Louisiana 1.2%				241,263
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	241,263
Maryland 1.8%				371,036
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	232,786
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare, Series B	5.000	01-01-32	130,000	138,250
Massachusetts 4.2%				864,498
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	225,000	223,355
Massachusetts Development Finance Agency Emerson College	5.000	01-01-45	135,000	135,266
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	251,883
Massachusetts Development Finance Agency Newbridge Charles, Inc. (A)	5.000	10-01-37	250,000	253,994
Michigan 1.6%				326,963
City of Detroit, GO	5.500	04-01-32	300,000	326,963
Missouri 2.1%				442,929
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	242,457
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	200,472
Montana 0.9%				175,879
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	250,000	175,879
New Hampshire 0.9%				194,579
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	194,579
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
New Jersey 1.2%				$250,745
Salem County Pollution Control Financing Authority Philadelphia Electric Company Project, Series A, AMT	4.450	03-01-25	250,000	250,745
New York 3.3%				677,464
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	250,000	250,950
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	190,000	183,333
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	243,181
Ohio 3.2%				652,590
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	190,994
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	250,000	238,223
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	223,373
Oklahoma 1.0%				199,786
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	199,786
Oregon 1.2%				252,612
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	250,000	252,612
Pennsylvania 1.1%				227,623
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	227,623
Puerto Rico 4.5%				919,239
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.723	11-01-43	221,935	129,832
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	250,000	242,011
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	249,518
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	300,000	297,878
South Carolina 2.0%				418,939
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	267,552
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.500	06-01-51	250,000	151,387
Texas 7.7%				1,580,547
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	205,589
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	100,000	99,061
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	227,356
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	228,800
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	125,000	121,742
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	191,774
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	253,363
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	250,000	$252,862
Utah 1.2%				243,747
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	243,747
Vermont 1.0%				206,990
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	250,000	206,990
Virgin Islands 1.8%				371,350
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	350,000	371,350
Virginia 2.5%				513,797
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	292,677
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	221,120
West Virginia 0.9%				188,402
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	240,000	188,402
Wisconsin 4.1%				844,252
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	257,900
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	274,492
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	216,694
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	95,166

	Yield (%)	Shares	Value
Short-term investments 1.6%			$325,267
(Cost $325,268)
Short-term funds 1.6%
John Hancock Collateral Trust (D)	5.2759(E)	32,525	325,267
Total investments (Cost $20,191,162) 100.5%			$20,696,267
Other assets and liabilities, net (0.5%)			(96,635)
Total net assets 100.0%			$20,599,632

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,997,284 or 34.0% of the fund’s net assets as of 2-29-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-29-24.
The fund had the following sector composition as a percentage of net assets on 2-29-24:
General obligation bonds	5.8%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

Revenue bonds	93.1%
Development	22.2%
Health care	19.7%
Education	15.9%
Other revenue	13.8%
Transportation	4.9%
Housing	3.9%
Tobacco	3.7%
Utilities	3.3%
Airport	2.5%
Water and sewer	2.5%
Pollution	0.7%
Short-term investments and other	1.1%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 33.9%				$40,790,793
(Cost $41,680,509)
Commercial and residential 28.5%				34,316,955
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	137,960	125,409
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	365,525	306,990
Series 2021-2, Class A1 (A)(B)	0.985	04-25-66	329,448	272,064
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	766,341	615,885
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	244,654	204,426
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	668,935	544,227
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	69,416	63,938
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	147,285	125,864
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	250,030
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	267,000	249,213
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	349,576	326,549
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	193,676	169,209
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.932	01-15-34	275,854	272,234
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,213,000	1,205,897
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	6.532	08-15-36	1,409,000	1,316,978
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	325,996	308,120
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	530,000	467,471
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	717,201
Series 2020-GC46, Class A2	2.708	02-15-53	405,000	369,251
Series 2023-SMRT, Class A (A)(B)	5.820	10-12-40	870,000	883,473
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	508	506
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	385,746	303,886
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	744,029	589,784
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	136,084	112,061
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	177,212	160,051
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	23,772	20,072
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	1,797,879	$1,491,003
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	370,000	285,997
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	509,736	472,117
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	1,187,222	996,803
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	118,550	99,763
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	412,695	356,678
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	64,209	50,741
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	779,216	621,826
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	784,453	642,024
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	685,000	641,088
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	408,989	351,696
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	30,151	28,136
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	271,422	226,307
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	148,101	118,591
Series 2022-2, Class A1 (A)	4.299	04-25-67	423,856	407,462
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	1,068,067	853,244
GCAT Trust
Series 2020-NQM2, Class A1 (1.555% to 7-1-24, then 2.555% thereafter) (A)	1.555	04-25-65	155,568	141,805
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	215,406	174,013
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	255,085	210,854
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	111,871	98,167
Series 2022-NQM1, Class A1 (A)	3.332	02-25-67	816,456	752,972
GS Mortgage Securities Trust
Series 2019-GC39, Class A2	3.457	05-10-52	114,399	110,090
Series 2020-UPTN, Class A (A)	2.751	02-10-37	337,000	321,048
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	307,384	280,178
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	1,265,259	1,068,159
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	288,906	244,342
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	300,000	255,000
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	277,100	249,787
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	89,011	81,981
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	1,205,692	981,607
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	235,512	213,646
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	554,274	465,770
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	776,161	608,177
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	1,117,883	864,469
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	1,140,000	934,612
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,458,000	1,161,620
Series 2021-OVA, Class D (A)	2.851	07-15-41	110,000	85,174
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	788,012	709,220
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	746,010	637,533
Towd Point Mortgage Trust
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	200,000	$191,398
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	44,520	41,185
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	512,871	487,062
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	521,844	488,495
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	268,158	250,371
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	220,234	207,823
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,087,936	951,030
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	265,025	247,997
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	281,397	243,420
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	923,007	764,200
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	204,269	160,973
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	397,458	330,335
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	150,456	125,742
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	147,723	129,987
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	486,522	488,681
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	780,978	720,757
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	220,000	213,010
U.S. Government Agency 5.4%				6,473,838
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.204	06-25-25	9,711,085	19,756
Government National Mortgage Association
Series 2020-108, Class IO	0.847	06-16-62	2,492,503	140,962
Series 2020-114, Class IO	0.800	09-16-62	834,575	48,071
Series 2020-118, Class IO	0.881	06-16-62	5,094,337	305,366
Series 2020-120, Class IO	0.762	05-16-62	975,941	54,656
Series 2020-137, Class IO	0.796	09-16-62	3,974,331	216,957
Series 2020-150, Class IO	0.963	12-16-62	1,101,244	73,100
Series 2020-170, Class IO	0.834	11-16-62	509,365	31,122
Series 2020-92, Class IO	0.879	02-16-62	794,152	48,759
Series 2021-10, Class IO	0.986	05-16-63	433,060	29,046
Series 2021-11, Class IO	1.020	12-16-62	632,752	42,623
Series 2021-203, Class IO	0.869	07-16-63	5,702,800	359,378
Series 2021-220, Class IO	0.827	12-16-63	5,232,485	321,555
Series 2021-47, Class IO	0.992	03-16-61	4,618,190	312,778
Series 2022-150, Class IO	0.822	06-16-64	5,494,446	340,066
Series 2022-181, Class IO	0.716	07-16-64	2,428,570	160,190
Series 2022-221, Class IO	0.845	06-16-64	6,872,795	441,978
Series 2022-57, Class IO	0.756	09-16-63	2,906,464	167,054
Series 2023-105, Class IO	0.746	07-16-65	5,650,279	368,361
Series 2023-177, Class IO	0.860	06-16-65	7,725,360	524,853
Series 2023-197, Class IO	1.319	09-16-65	7,395,164	663,599
Series 2023-30, Class IO	1.146	11-16-64	2,971,848	218,132
Series 2023-33, Class IO	0.935	05-16-63	4,683,426	337,488
Series 2023-36, Class IO	0.935	10-16-64	8,155,325	563,933
Series 2023-62, Class IO	0.937	02-16-65	4,961,310	343,403

Series 2023-91, Class IO	0.875	04-16-65	4,523,490	340,652
Asset backed securities 64.7%				$77,674,441
(Cost $77,348,150)
Asset backed securities 64.7%				77,674,441
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	509,953	486,625
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	1,830,000	$1,653,844
Series 2023-2A, Class A2 (A)	6.500	11-16-48	590,000	590,951
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	1,020,000	967,313
Series 2020-SFR4, Class A (A)	1.355	11-17-37	136,000	127,140
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	494,887
Series 2021-SFR4, Class A (A)	2.117	12-17-38	323,000	296,593
Applebee’s Funding LLC
Series 2023-1A, Class A2 (A)	7.824	03-05-53	520,000	536,898
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	347,549	309,725
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	1,288,275	1,189,616
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	1,764,000	1,765,293
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	1,340,900	1,179,882
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	303,165	289,513
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	945,303	914,736
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	96,183
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	1,014,800	993,130
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,876,257	1,744,820
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,372,204	1,231,592
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,637,475	1,462,358
Series 2020-3A, Class A (A)	2.070	10-18-45	434,463	389,516
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	732,260	645,992
Series 2022-1A, Class A (A)	2.720	01-18-47	828,924	736,175
Series 2023-1A, Class A (A)	6.310	06-18-48	282,353	287,821
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	675,000	660,731
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	876,000	811,250
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,230,000	2,023,322
Series 2021-2A, Class A2 (A)	2.400	10-25-51	656,000	583,298
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	592,200	564,213
Series 2019-1A, Class A2II (A)	4.021	05-20-49	711,475	687,546
Series 2021-1A, Class A2I (A)	2.045	11-20-51	2,172,005	1,978,299
Series 2021-1A, Class A2II (A)	2.493	11-20-51	286,408	252,294
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	904,000	806,168
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	1,721,140	1,647,025
Series 2019-1A, Class A2 (A)	3.668	10-25-49	640,320	583,743
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,410,125	1,252,776
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	410,930	403,538
Series 2020-2A, Class A2 (A)	3.237	01-20-51	970,000	879,100
Series 2021-1A, Class A2 (A)	2.791	10-20-51	355,810	308,631
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	140,796	134,019
Series 2021-A, Class A (A)	1.360	08-27-35	58,832	54,001
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	327,838	$307,549
Series 2020-SFR2, Class A (A)	1.266	10-19-37	897,871	836,861
Series 2021-SFR1, Class A (A)	1.538	08-17-38	703,899	642,352
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	193,007
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	402,942
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (A)	7.549	01-26-54	709,000	735,159
Ford Credit Auto Owner Trust
Series 2023-2, Class A (A)	5.280	02-15-36	2,157,000	2,178,891
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	350,355	332,331
Series 2021-1A, Class A2 (A)	2.773	04-20-29	381,575	359,622
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	570,000	531,810
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	158,349	147,049
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	73,594	67,635
Series 2021-2, Class A (A)	1.901	12-17-26	304,875	276,043
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,195,000	1,073,975
Series 2023-1A, Class A2 (A)	5.687	05-20-53	525,000	512,874
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	285,180	271,997
Series 2022-1A, Class A2I (A)	3.445	02-26-52	909,120	841,759
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	765,000	768,125
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	134,714	121,753
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	214,926	218,363
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (A)	2.600	08-15-68	354,518	330,856
Series 2020-BA, Class A2 (A)	2.120	01-15-69	384,873	353,052
Series 2020-FA, Class A (A)	1.220	07-15-69	45,822	41,381
Series 2020-GA, Class A (A)	1.170	09-16-69	441,742	396,288
Series 2020-HA, Class A (A)	1.310	01-15-69	453,128	416,584
Series 2020-IA, Class A1A (A)	1.330	04-15-69	169,765	152,037
Series 2021-A, Class A (A)	0.840	05-15-69	563,361	494,353
Series 2021-FA, Class A (A)	1.110	02-18-70	726,638	616,645
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	177,054	150,814
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,148,307	1,903,992
Series 2022-1A, Class A2 (A)	3.695	01-30-52	916,300	801,982
Series 2023-1A, Class A2 (A)	7.308	01-30-53	574,200	581,505
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,257,000	1,963,520
Series 2021-1, Class B1 (A)	2.410	10-20-61	695,000	581,604
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	1,628,724	1,503,020
Series 2021-SFR3, Class A (A)	1.637	05-17-26	345,620	318,816
Series 2021-SFR5, Class A (A)	1.427	07-17-38	289,699	264,523
Series 2021-SFR6, Class A (A)	1.524	07-17-38	430,137	393,123
Series 2021-SFR8, Class B (A)	1.681	10-17-38	885,000	798,059
Series 2024-SFR1, Class A (A)	3.350	02-17-41	783,000	719,296
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,080,000	1,017,945
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SCF Equipment Leasing LLC
Series 2019-2A, Class C (A)	3.110	06-21-27	118,455	$117,301
Series 2020-1A, Class B (A)	2.020	03-20-28	67,692	67,361
Series 2021-1A, Class B (A)	1.370	08-20-29	750,000	720,427
Series 2022-1A, Class A3 (A)	2.920	07-20-29	295,196	289,918
Series 2022-2A, Class A3 (A)	6.500	10-21-30	1,739,000	1,756,492
Series 2023-1A, Class A3 (A)	6.170	05-20-32	285,000	292,366
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	215,438	204,288
Series 2021-1A, Class A2 (A)	2.394	04-25-51	461,938	404,011
Series 2024-1A, Class A2 (A)	6.174	01-25-54	417,000	420,815
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	1,151,730	1,122,261
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	67,843	66,860
Series 2019-B, Class A2A (A)	2.840	06-15-37	389,278	369,845
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	447,647	405,826
Series 2021-A, Class APT2 (A)	1.070	01-15-53	472,494	417,013
Series 2021-D, Class A1A (A)	1.340	03-17-53	160,870	144,544
Series 2023-A, Class A1A (A)	5.380	01-15-53	150,919	150,497
Series 2023-C, Class A1A (A)	5.670	11-15-52	146,218	147,097
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (A)	3.090	08-17-48	82,289	78,236
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	508,555	481,626
Series 2020-1A, Class A2II (A)	4.336	01-20-50	443,900	413,149
Series 2021-1A, Class A2I (A)	2.190	08-20-51	884,105	762,030
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	1,632,915	1,472,380
Series 2021-1A, Class A2II (A)	2.294	08-25-51	589,500	509,777
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,392,000	1,254,206
Series 2021-1A, Class A (A)	1.650	02-20-46	604,500	519,826
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	466,088	409,208
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,334,017	1,180,544
Series 2021-1A, Class A (A)	1.860	03-20-46	624,229	541,527
Vantage Data Centers LLC
Series 2020-1A, Class A2 (A)	1.645	09-15-45	1,320,000	1,231,651
Series 2020-2A, Class A2 (A)	1.992	09-15-45	785,000	674,769
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	580,951	526,056
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	528,309	472,343
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,493,560	1,295,201
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	1,458,785	1,318,407
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	906,750	796,534

	Yield (%)	Shares	Value
Short-term investments 1.8%			$2,135,056
(Cost $2,135,013)
Short-term funds 1.8%			2,135,056
John Hancock Collateral Trust (D)	5.2759(E)	213,497	2,135,056

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

Total investments (Cost $121,163,672) 100.4%	$120,600,290
Other assets and liabilities, net (0.4%)	(484,793)
Total net assets 100.0%	$120,115,497

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $109,056,874 or 90.8% of the portfolio’s net assets as of 2-29-24.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-29-24.
26	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$814,833	—	$814,833	—
Corporate bonds	188,641	—	188,641	—
Short-term investments	22,222	$22,222	—	—
Total investments in securities	$1,025,696	$22,222	$1,003,474	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$199,816,045	—	$199,816,045	—
Municipal bonds	310,372	—	310,372	—
Short-term investments	200,909	$200,909	—	—
Total investments in securities	$200,327,326	$200,909	$200,126,417	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$51,346,439	—	$51,346,439	—
Asset backed securities	32,923	—	32,923	—
Common stocks	105,992	$97,678	8,314	—
Preferred securities	365,110	365,110	—	—
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	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (continued)
Short-term investments	$533,469	$533,469	—	—
Total investments in securities	$52,383,933	$996,257	$51,387,676	—

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$20,371,000	—	$20,371,000	—
Short-term investments	325,267	$325,267	—	—
Total investments in securities	$20,696,267	$325,267	$20,371,000	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$40,790,793	—	$40,790,793	—
Asset backed securities	77,674,441	—	77,674,441	—
Short-term investments	2,135,056	$2,135,056	—	—
Total investments in securities	$120,600,290	$2,135,056	$118,465,234	—
Investment in affiliated underlying funds. The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	2,222	—	$582,944	$(560,796)	$74	—	$1,833	—	$22,222
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	20,090	$1,774,687	$77,933,439	$(79,508,487)	$1,088	$182	$72,000	—	$200,909
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	53,345	$319,300	$26,704,869	$(26,491,175)	$459	$16	$22,126	—	$533,469
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	32,525	$52,385	$1,973,476	$(1,700,713)	$110	$9	$7,275	—	$325,267
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	213,497	$340,584	$47,514,725	$(45,721,511)	$1,210	$48	$69,603	—	$2,135,056
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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